Note 14 - Contingently Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Contingently redeemable noncontrolling interests
$
Balance as of December 31, 2021	5,454
Issuance	3,763
Accretion to redemption value	1,857
Balance as of December 31, 2022	11,074
Accretion to redemption value	800
Balance as of December 31, 2023	11,874